ING


                                May 4, 2005


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


      Re: Separate Account NY-B of ReliaStar Life Insurance Company of New York EDGAR CIK: 0001027285
           File Nos. 333-85326, 811-7935
           Prospectus Name:  ING GoldenSelect DVA Plus-NY
           Certification pursuant to Rule 497(j)
           of the Securities Act of 1933, as amended (the "1933 Act")
           ----------------------------------------------------------

Ladies and Gentlemen:

     Please be advised that in lieu of filing a copy of the DVA PLUS-NY Prospectus and Statement of Additional Information under Rule 497(c) of the 1933 Act for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1) The form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in the most recent registration statement or amendment, and

(2) The text of the most recent registration statement or amendment has been filed electronically.

     If you have any questions, comments or need more information, please call the undersigned at (610) 425-4139.


                              Sincerely,



                              /s/ Linda E. Senker
                              ---------------------------
                              Linda E. Senker
                              Counsel



1475 Dunwoody Drive
West Chester, PA  19380-1478    Issued by ReliaStar Life
                                 Insurance Company of New York

                                  Tel:  (610) 425-4139
                                  Fax:  (610) 425-3520